Financial and capital risk management	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial and capital risk management	Financial and capital risk management
(a)Considerations on risk factors that may affect the business of the Group
The Group is exposed to several market risk factors that might impact its business. The Group’s board of directors is responsible for monitoring these risk factors, as well as establishing policies and procedures to address them. The Group’s risk management structure considers the size and complexity of its activities, which allows for a better understanding of how such risks could impact Group’s strategy through committees and other internal meetings.
Currently, the Group is focused on action plans relating to risks that could have a significant impact on its strategic goals, including those required by applicable regulations. To efficiently manage and mitigate these risks, its risk management structure conducts risk identification and assessments to prioritize the risks that are key to pursuing potential opportunities that may prevent value from being created or that may compromise existing value, with the possibility of impacting its results, capital, liquidity, customer relationships and/or reputation.
The Group’s risk management strategies were developed to mitigate and/or reduce the financial market risks which it is exposed to, which are as follows:
•credit risk
•liquidity risk
•capital risk
•interest rate risk
•exchange rate risk
•commodity price risk in barter transactions
(b)Credit risk
Credit risk is the risk of financial losses if a customer or a counterparty to a financial instrument fails to fulfill its contractual obligations, which arise mainly from the Group’s trade receivables. The Group maintains short-term investments and derivatives with financial institutions approved by its management according to objective criteria for diversification of such risk.
The Group seeks to mitigate its credit risk related to trade receivables by setting forth credit limits for each counterparty based on the analysis of its credit management process. Such credit exposure determination is performed considering the qualitative and quantitative information of each counterparty. The Group also focuses on the diversification of its portfolio and monitors different solvency and liquidity indicators of its counterparties. In addition, primarily for receivables in installments, the Group monitors the balance of allowances for expected credit losses. (see Note 6)
The main strategies on credit risks management are listed below:
•creating credit approval policies and procedures for new and existing customers.
•extending credit to qualified customers through a review of credit agency reports, financial statements and/or credit references, when available.
•reviewing existing customer accounts every twelve months based on the credit limit amounts.
•evaluating customer and regional risks.
•obtaining guarantees through the endorsement of rural producer notes (“CPR”), which give physical ownership of the relevant agricultural goods in the event of the customer’s default.
•establishing credit approval for suppliers in case of payments in advance.
•setting up provisions using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are categorized based on the number of overdue days and/or a customer’s credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical losses. Receivables are considered to be in default and are written off against the allowance for credit losses when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement.
•requiring minimum acceptable counterparty credit ratings from financial counterparties.
•setting limits for counterparties or credit exposure; and
•developing relationships with investment-grade counterparties.
The current credit policy sets forth credit limits for customers based on credit score analysis made by the Group’s credit management area. Such score is determined considering the qualitative and quantitative information related to each customer, resulting in a rating classification and a level of requirement of guarantees as follows:

			% Of guarantees required on sales
Credit rating	% Customers	Risk classification	Medium-sized farmers (i)	Other
AA & A	18%	Very small	80-90%	0%
B	49%	Medium	100%	30%
C & D	15%	High	100%	60%
Simplified	18%	Small farmers	N/A	N/A
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(i)Medium-sized farmers ranging between 100 and 10,000 hectares in planted acreage that are typically not serviced directly by agricultural input producers.
For Colombia there is a similar credit scoring process, however, guarantees are not required based on credit ratings but instead based on qualitative factors such as relationships and past experiences with customers.
Maximum exposure to credit risk as of June 30, 2023 and June 30, 2022:

	2023	2022
Trade receivables (current and non-current)	2,708,539	1,834,353
Advances to suppliers	192,119	383,257
	2,900,658	2,217,610
(c)Liquidity risk
The Group defines liquidity risk as the risk of financial losses if it is unable to comply with its payment obligations in connection with financial liabilities settled in cash or other financial assets in a timely manner as they become due. The Group’s approach to managing this risk is to ensure that it has sufficient cash available to settle its obligations without incurring losses or affecting the operations. Management is ultimately responsible for managing liquidity risk, which relies on a liquidity risk management model to manage funding requirements and liquidity in the short, medium and long term.
The Group’s cash position is monitored by its senior management, through management reports and periodic performance meetings. The Group also manages its liquidity risk by maintaining reserves, bank credit facilities and other borrowing facilities deemed appropriate, through ongoing monitoring of forecast and actual cash flows, as well as through the combination of maturity profiles of financial assets and liabilities.
The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	2023
	Up to 1 year	From 1 to 5 years	Total
Trade payables	2,765,354	2,547	2,767,901
Lease liabilities	91,419	111,304	202,723
Borrowings	982,318	48,382	1,030,700
Obligations to FIAGRO quota holders	159,722	—	159,722
Payables for the acquisition of subsidiaries	224,689	55,242	279,931
Commodity forward contracts	210,040	—	210,040
Derivative financial instruments	44,639	—	44,639
Salaries and social charges	226,583	—	226,583
Dividends payable	1,642	—	1,642
Warrant liabilities	36,446	—	36,446
Liability for FPA Shares	—	139,133	139,133
	4,742,852	356,608	5,099,460

	2022
	Up to 1 year	From 1 to 5 years	Total
Trade payables	2,377,256	—	2,377,256
Lease liabilities	72,228	93,487	165,715
Borrowings	709,266	31,751	741,017
Payables for the acquisition of subsidiaries	114,540	55,444	169,984
Commodity forward contracts	27,729	—	27,729
Derivative financial instruments	7,303	—	7,303
Salaries and social charges	188,083	—	188,083
Dividends payable	422	—	422
	3,496,827	180,682	3,677,509
(d)Capital risk
The Group manages its capital risk through its leverage policy to ensure its ability to continue as a going concern and to maximize the return of its stakeholders by optimizing its balances of debt and equity.
The Group's strategy is to maintain the net debt up to 2.2 times the adjusted EBITDA which was achieved by the Group as of June 30, 2023 and 2022.
(e)Interest rate risk
Fluctuations in interest rates, such as the Brazilian interbank deposit rate, which is an average of interbank overnight rates in Brazil, and Colombian investment rate, which is an average of interbank and financial corporation loans, may have an effect on the cost of the Group’s borrowings and new borrowings.
The Group periodically monitors the effects of market changes in interest rates on its financial instruments portfolio. Funds raised by the Group are used to finance working capital for each crop season and are typically raised at short term conditions.
As of June 30, 2023 and June 30, 2022, the Group had no derivative financial instruments used to mitigate interest rate risks.
(i)Sensitivity analysis – exposure to interest rates
To mitigate its exposure to interest rate risk, the Group uses different scenarios to evaluate the sensitivity of variations transactions impacted by the CDI Rate and IBR Rate. The Scenario 1 represents the impact on booked amounts considering the most current (September 2023) CDI Rate and IBR Rate and reflects management’s best estimates. The Scenario 2 and Scenario 3 consider an appreciation of 25% and 50% in such market interest rates, before taxes, which represents a significant change in the probable scenario for sensitivity purposes.
The following table sets forth the potential impacts on the statements of profit or loss:

	2023
		Expense on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3
Floating rate borrowings in Brazil	CDI Rate (12.65%)	149,124	177,153	205,183
Floating rate borrowings in Colombia	IBR Rate (12.75%)	11,503	13,685	15,866
		160,627	190,838	221,049
(f)Exchange rate risk
The Group is exposed to foreign exchange risk arising from its operations related to agricultural inputs, mainly related to the U.S. dollar, which significantly impacts global prices of agricultural inputs in general. Although all purchases and sales are conducted locally, certain purchase and sales contracts are indexed to the U.S. dollar.
The Group’s current commercial department seeks to reduce this exposure. Its marketing department is responsible for managing pricing tables and commercial strategies to seek a natural hedge between purchases and sales and to match currency and terms to the greatest extent possible.
The Group’s corporate treasury department is responsible for monitoring the forecasted cash flow exposure to the U.S. dollar, and whenever any mismatches as to terms and currencies are identified, non-deliverable forwards derivative financial instruments are purchased to offset these exposures, and therefore fulfill internal policy requirements. U.S. dollar exposure is managed by macro hedging through the analysis of the forecasted cash flow for the next two harvests. The Group may not have any leveraged derivative position.
The Group’s exchange rate exposure monitoring committee meets periodically across the commercial, treasury and corporate business departments. There are also committees on purchase valuation and business intelligence for the main goods traded by the Group.
The Group does not adopt hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of profit or loss, as disclosed in Note 30.
(i)Sensitivity analysis – exposure to exchange rates
To gauge its exposure to exchange rate risk, the Group uses different scenarios to evaluate its asset and liability positions in foreign currency and their potential effects on its results.
The Scenario 1 below represents the impact on carrying amounts of the most current (September 2023) market rates for the U.S. dollar ($5.73 to US$1.00). This analysis assumes that all other variables, particularly interest rates, remain constant. The Scenario 2 and Scenario 3 consider the appreciation of the Brazilian real against the US dollar at the rates of 25% and 50%, before taxes, which represents a significant change in the probable scenario for sensitivity purposes.
The following table set forth the potential impacts on the statements of profit or loss:

	2023
		Effect on profit or loss and
	Current Index	Scenario 1	Scenario 2	Scenario 3
Trade receivables in U.S. Dollars	4.7362	(3,692)	48,980	101,652
Trade payables in U.S. Dollars	4.7362	5,747	(76,243)	(158,233)
Borrowings in U.S. Dollars	4.7362	(2,752)	36,501	75,753
Net impacts on commercial operations		(697)	9,238	19,172
Derivative financial instruments	4.7362	646	(8,557)	(17,760)
Total impact, net of derivatives		(51)	681	1,412
(g)Commodity prices risk in barter transactions
In all barter transactions mentioned in Note 11, the Group uses future commodity market price as the reference to value the quantities of commodities included in the forward contracts to be delivered by the customers as payment for the Group’s products into currency. The Group uses prices quoted by commodity trading companies to value the grain purchase contracts from farmers. Lavoro enters into grain sale contracts with trading companies or forward derivatives with financial institutions to sell those same grains, at the same price of the purchased contracts with farmers. As such, the Group strategy to manage its exposure to those commodity prices by entering into the purchase and sale contracts at similar conditions.
These transactions are conducted by a corporate department which manages and controls such contracts as well as the compliance of Group’s policies.
(i)Sensitivity analysis – exposure to commodity price
To gauge its exposure to commodity price risk, the Group uses different scenarios to evaluate its asset and liability positions on commodity forward contracts in soybean and corn and their potential effects on its results.
The “current risk” scenario below represents the impact on carrying amounts as of June 30, 2023, with assumptions described in Note 11. The other scenarios consider the appreciation of main assumptions at the rates of 25% and 50%, before taxes, which represents a significant change in the probable scenario for sensitivity purposes.
As of June 30, 2023:

	Tons	Position	Current Risk (i)	Average of contract prices	Current Market (R$/bag)	+25% current		+50% current
Position						Market	Impact	Market	Impact
Corn 2023	248,796	Purchased	(140,542)	67.42	35.34	44.18	(35,136)	53.01	(70,271)
Corn 2023	(248,999)	Sold	54,190	48.39	34.96	43.70	13,548	52.44	27,095
Soybean 2024	449,847	Purchased	(634)	127.86	127.95	159.94	(159)	191.93	(317)
Soybean 2024	(145,915)	Sold	4,449	143.80	145.71	182.14	1,112	218.57	2,225
Corn 2024	54,433	Purchased	(9,499)	55.35	43.11	53.89	(2,375)	64.67	(4,750)
Corn 2024	(6,500)	Sold	(170)	47.44	49.28	61.60	(43)	73.92	(85)
Net exposure on grain contracts	351,662	Net purchased	(92,206)				(23,053)		(46,103)
Soybean 2024	(319,271)	Sold on derivatives	(2,761)		13.25	16.56	(690)	19.86	(1,377)
Corn 2024	(55,645)	Sold on derivatives	11,598		60.24	75.30	2,900	90.36	5,799
Net exposure on derivatives	(374,917)	Net sold	8,837				2,210		4,422
Net exposure	(23,255)		(83,369)				(20,843)		(41,681)
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(i)The mismatch on current fair value of Commodity forward contracts for Corn 2023 is related to derivatives contracts that were settled in advance for cash management purposes, resulting in an income of R$80,990 recognized as finance income.
(h)Derivative financial investments
The Group is exposed to market risks mainly related to fluctuations in exchange rates and commodity prices. The Group maintains operations with financial instruments of protection to mitigate exposure to these risks. The Group has been implementing and improving the internal controls to identify and measure the effects of transactions with trading companies and with financial institutions, so that such transactions are captured, recognized and disclosed in the consolidated financial statements. The Group does not carry out investments of a nature speculative in derivatives or any other risk assets. Trading derivatives are classified as current assets or liabilities.

	June 30, 2023	June 30, 2022
Options (put/call of commodities)	(513)	(5,662)
Forwards (R$/US$) (i)	8,837	(224)
Swap (R$/US$)	(11,922)	6,442
Derivative financial instruments, net	(3,598)	556
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(i)See note 8 (g) that describe the exposure to commodity prices and volume.